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                    SUPPLEMENT DATED JANUARY 18, 2000 TO THE

          Statement of Additional Information dated January 28, 1999, as previously supplemented on June 15, 1999, October 8, 1999 and January 11, 2000
                Van Kampen U.S. Government Trust for Income Fund
                     Van Kampen Government Securities Fund

           Statement of Additional Information dated March 30, 1999,
          as previously supplemented on June 15, 1999, October 8, 1999 and January 11, 2000
                       Van Kampen Growth and Income Fund

           Statement of Additional Information dated April 30, 1999,
          as previously supplemented on June 15, 1999, October 8, 1999 and January 11, 2000
                            Van Kampen Comstock Fund
                           Van Kampen Enterprise Fund
                         Van Kampen Equity Income Fund
                     Van Kampen Global Managed Assets Fund
                     Van Kampen Real Estate Securities Fund
           Van Kampen U.S. Government Trust on behalf of its series:
                        Van Kampen U.S. Government Fund

           Statement of Additional Information dated April 30, 1999, as previously supplemented on June 15, 1999, August 6, 1999, October 8, 1999
                              and January 11, 2000
                             Van Kampen Harbor Fund

           Statement of Additional Information dated April 30, 1999,
          as previously supplemented on June 15, 1999, October 8, 1999 and January 11, 2000
                  Van Kampen Limited Maturity Government Fund

            Statement of Additional Information dated June 16, 1999,
                 as previously supplemented on January 11, 2000
                Van Kampen Equity Trust on behalf of its series:
                        Van Kampen Small Cap Value Fund

            Statement of Additional Information dated July 29, 1999,
                 as previously supplemented on January 11, 2000
                Van Kampen Equity Trust on behalf of its series:
                    Van Kampen Great American Companies Fund
                             Van Kampen Growth Fund
                         Van Kampen Mid Cap Value Fund
                           Van Kampen Prospector Fund
                            Van Kampen Utility Fund
                   Van Kampen Trust on behalf of its series:
                           Van Kampen High Yield Fund
                        Van Kampen Strategic Income Fund

            Statement of Additional Information dated July 29, 1999,
      as previously supplemented on December 16, 1999 and January 11, 2000
                Van Kampen Equity Trust on behalf of its series:
                       Van Kampen Aggressive Growth Fund
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         Statement of Additional Information dated September 28, 1999, as previously supplemented on January 11, 2000
                            Van Kampen Reserve Fund
        Van Kampen World Portfolio Series Trust on behalf of its series:
                  Van Kampen Global Government Securities Fund

          Statement of Additional Information dated October 28, 1999, as previously supplemented on January 11, 2000
                              Van Kampen Pace Fund

          Statement of Additional Information dated October 28, 1999, as previously supplemented on January 11, 2000
             Van Kampen Series Fund, Inc. on behalf of its series:
                         Van Kampen American Value Fund
                          Van Kampen Asian Growth Fund
                        Van Kampen Emerging Markets Fund
                     Van Kampen Emerging Markets Debt Fund
                         Van Kampen Equity Growth Fund
                        Van Kampen European Equity Fund
                          Van Kampen Focus Equity Fund
                         Van Kampen Global Equity Fund
                    Van Kampen Global Equity Allocation Fund
                      Van Kampen Global Fixed Income Fund
                        Van Kampen Global Franchise Fund
                      Van Kampen Growth and Income Fund II
                   Van Kampen High Yield & Total Return Fund
                      Van Kampen International Magnum Fund
                        Van Kampen Japanese Equity Fund
                         Van Kampen Latin American Fund
                         Van Kampen Mid Cap Growth Fund
                             Van Kampen Value Fund
                     Van Kampen Worldwide High Income Fund

          Statement of Additional Information dated December 29, 1999
                         Van Kampen Corporate Bond Fund
                        Van Kampen Emerging Growth Fund
                   Van Kampen High Income Corporate Bond Fund
              Van Kampen Equity Trust II on behalf of its series:
                           Van Kampen Technology Fund

     The section of the Statement of Additional Information entitled "DISTRIBUTION AND SERVICE" is hereby supplemented by adding the following to the third paragraph after the "CLASS A SHARES SALES CHARGE TABLE":

     The Distributor is sponsoring a sales incentive program for A.G. Edwards & Sons, Inc. ("A.G. Edwards"). The Distributor will reallow its portion of the Fund's sales charge to A.G. Edwards on sales of Class A Shares of the Fund made between January 18, 2000 and April 17, 2000 in connection with the "rollover" of assets into an Individual Retirement Account ("IRA"), the transfer of assets into an IRA and contributions to an IRA.